Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	[1]	$ 4,825	$ 4,418
Exchange differences		(64)	132
Additions		134	112
Share of profit/(loss) after tax		414	443	[2],[3]	$ 555	[2],[3]
Step acquisition			(19)
Dividends		(269)	(271)
Share of movements in other comprehensive income and equity		3	43
Transfer			1
Impairment charged during the year		(11)	(34)
Cost less provisions, Ending balance		5,032	4,825	[1]	4,418	[1]
Loans and preference shares invested in associates		298	218
Additional investments in associates subject to performance targets		39	35
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance		4,484	4,124
Exchange differences		(59)	127
Additions		0	0
Share of profit/(loss) after tax		441	455
Step acquisition			0
Dividends		(261)	(265)
Share of movements in other comprehensive income and equity		3	43
Transfer			0
Impairment charged during the year		0	0
Cost less provisions, Ending balance		4,608	4,484		4,124
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance		341	294
Exchange differences		(5)	5
Additions		134	112
Share of profit/(loss) after tax		(27)	(12)
Step acquisition			(19)
Dividends		(8)	(6)
Share of movements in other comprehensive income and equity		0	0
Transfer			1
Impairment charged during the year		(11)	(34)
Cost less provisions, Ending balance		$ 424	$ 341		$ 294

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.